Prospectus Supplement

October 1, 2010

Supplement dated October 1, 2010 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 21, 2010 of:

Equity Growth Portfolio

Global Growth Portfolio

Morgan Stanley Institutional Fund, Inc.

The Board of Directors of Morgan Stanley Institutional Fund, Inc. has approved changing (i) Equity Growth Portfolio's name to Opportunity Portfolio and (ii) Global Growth Portfolio's name to Global Opportunity Portfolio. As a result, effective as of the close of business on October 8, 2010, all references to "Equity Growth Portfolio" and "Global Growth Portfolio" in the Prospectus are hereby deleted and replaced with "Opportunity Portfolio" and "Global Opportunity Portfolio," respectively.

Please retain this supplement for future reference.

  IFTEQ1SPT2 10/10

Statement of Additional Information Supplement

October 1, 2010

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 1, 2010 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated May 21, 2010

The Board of Directors of Morgan Stanley Institutional Fund, Inc. has approved changing (i) Equity Growth Portfolio's name to Opportunity Portfolio and (ii) Global Growth Portfolio's name to Global Opportunity Portfolio. As a result, effective as of the close of business on October 8, 2010, all references to "Equity Growth Portfolio" and "Global Growth Portfolio" in the Statement of Additional Information are hereby deleted and replaced with "Opportunity Portfolio" and "Global Opportunity Portfolio," respectively.

Please retain this supplement for future reference.